UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2021
Date of reporting period: April 30, 2021

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis ETFs

Davis Select U.S. Equity ETF | DUSA

Davis Select Financial ETF | DFNL

Davis Select Worldwide ETF | DWLD

Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

April 30, 2021

SEMI-ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of April 30, 2021 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Davis Fundamental ETF Trust are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview
Davis Select U.S. Equity ETF’s net asset value and market price returns1 (41.04% and 41.58%, respectively) outperformed the 28.85% return for the Standard & Poor’s 500® Index (the “Index”) for the six-month period ended April 30, 2021 (the “period”). It was a very strong market during the period and all sectors2 within the Index reported positive performance. The sectors within the Index that reported the strongest performance were Energy (up 76%), Financials (up 51%), and Industrials (up 35%). The sectors within the Index that reported the weakest, but still positive, performance were Utilities (up 9%), Consumer Staples (up 13%), and Health Care (up 20%).

Contributors to Performance
The Fund continued to hold a large position in Financials. These holdings were the most significant contributor3 to performance on an absolute basis and relative to the Index. The Fund’s holdings outperformed those of the Index (up 65%, versus up 51%) and the Fund benefited from a significantly higher average weighting (47%, compared to 12%) in this stronger performing sector. Of the top ten contributors during the period, six were from the Financials sector: Capital One Financial4 (up 105%), Wells Fargo (up 112%), Berkshire Hathaway (up 36%), American Express (up 69%), JPMorgan Chase (up 59%), and U.S. Bancorp (up 55%). Capital One Financial was the largest holding at the end of the period, representing 11.63% of net assets.
The Fund’s holdings in the Communication Services sector was also beneficial to both absolute and relative performance. The Fund’s Communication Services holdings outperformed those of the Index (up 41%, versus up 32%). Alphabet (up 49%), the parent company of Google, was the second largest holding at the end of the period, representing 10.85% of net assets.
Compared to the Index, the Fund’s Information Technology position was a strong performer. The Fund’s holdings outperformed those of the Index (up 72%, versus up 26%). Applied Materials was up 125% during the period.
Other top contributors came from the Industrials sector. Carrier Global (up 31%) and Raytheon Technologies (up 55%) were both key contributors to performance during this strong period.

Detractors from Performance
In this strong market, there were only three holdings that realized a negative return during the period. These holdings were Alibaba (down 24%), Viatris (down 22%), and New Oriental Education & Technology (down 5%). Viatris was a new holding during the period that comes from the Health Care sector.
Compared to the Index, the Fund suffered as a result of its weaker performing Consumer Discretionary holdings. The Fund’s holdings were up 3%, compared to up 23% for the Index. The Fund’s performance was also hindered because it had no holdings in the strongest performing sector, Energy.
The Fund had an average weighting of 16% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (up 11%, compared to up 50%).

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, focused portfolio risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2021, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

S&P 500®
DUSA - NAV
S&P 500®
$19,944
DUSA
$18,550
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21

Average Annual Total Return for periods ended April 30, 2021

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	59.94%	15.45%	0.61%	0.61%
DUSA - Market Price	60.08%	15.51%	0.61%	0.61%
S&P 500® Index	45.98%	17.41%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2021

	1-Year	Since Fund’s Inception (01/11/17)
DUSA - Net Asset Value (NAV)	69.59%	13.69%
DUSA - Market Price	70.55%	13.79%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview
Davis Select Financial ETF’s net asset value and market price returns1 (57.58% and 57.92%, respectively) outperformed the 53.57% return of the S&P 500® Financials Index (the “Index”) for the six-month period ended April 30, 2021 (the “period”). Each of the industries2 within the Financials sector reported positive performance. The industries that reported the strongest performance were Consumer Finance (up 81%), Banks (up 69%), and Capital Markets (up 46%). The industries within the Index that reported the weakest, but still positive, performance were Diversified Financial Services (up 36%) and Insurance (up 43%).
Contributors to Performance
The Fund’s Consumer Finance position was a strong contributor3 to absolute performance and was the most important contributor to the Fund’s performance relative to the Index. The Fund benefited from its higher weighting (16%, compared to 5%) and its stronger stock selection (up 91%, compared to up 81%). The biggest single contributor to performance was also the largest holding at the end of the period, Capital One Financial4. Capital One Financial was up 105% and represented 11.38% of net assets at the end of the period. Another top contributor from this industry was American Express, which was up 69%.
The Fund’s largest industry weighting during the period was in Banks. The Fund ended the period with 43.56% of net assets in this industry. Six of the top ten holdings during the period came from the Bank industry. Wells Fargo (up 112%), U.S. Bancorp (up 55%), PNC Financial (up 69%), Bank of America (up 73%), JPMorgan Chase (up 59%), and DNB ASA (up 68%) were all among the top contributors.
Other top holdings during the period were Berkshire Hathaway (up 36%) and Loews (up 61%).
Detractors from Performance
With the strong market, no holdings in the portfolio realized a negative return during the period. For this reason, the detractor discussion is centered around those securities that had the weakest, but still positive, contribution.
While the Fund’s Bank holdings were a top absolute contributor, the Fund suffered relative to the Index (up 65%, compared to up 69% for the Index). Truist Financial (up 43%), M&T Bank (up 55%), and Danske Bank (up 46%) were all among the list of weaker performers.
Four of the lowest contributors during the period came from the Insurance industry. The Fund’s holdings underperformed those of the Index (up 36%, compared to up 43%). Greenlight Capital (up 37%), Everest (up 42%), Alleghany (up 24%), and Markel (up 26%) were among the weaker performing holdings.
The Fund liquidated its position in Alphabet (up 7%). This holding from the Media & Entertainment industry group was the smallest contributor on a security basis.
The Fund had an average weighting of 17% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (up 55%, compared to up 60%).

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2021, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

S&P 500® Financials
DFNL - NAV
S&P 500® Financials $16,837
DFNL $16,181
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21

Average Annual Total Return for periods ended April 30, 2021

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	67.06%	11.84%	0.63%	0.63%
DFNL - Market Price	66.92%	11.87%	0.63%	0.63%
S&P 500® Financials Index	62.90%	12.88%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2021

	1-Year	Since Fund’s Inception (01/11/17)
DFNL - Net Asset Value (NAV)	69.61%	10.29%
DFNL - Market Price	70.46%	10.34%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview
Davis Select Worldwide ETF’s net asset value and market price returns1 (35.08% and 34.90%, respectively) outperformed the 28.29% return for the Morgan Stanley Capital International All Country World Index (the “Index”) for the six-month period ended April 30, 2021 (the “period”). The period saw very strong results with all sectors2 in the Index producing positive results. The sectors within the Index that reported the strongest performance were Energy (up 56%), Financials (up 45%), and Materials (up 37%). The sectors within the Index that reported the weakest, but still positive, performance were Utilities (up 12%), Consumer Staples (up 14%), and Health Care (up 18%).
Contributors to Performance
The Fund’s largest sector weighting was in Financials (average weight of 36%, compared to the Index’s 14%). The Financials sector holdings were the most significant contributor3 to the Fund’s performance on both an absolute basis and relative to the Index. The Fund’s holdings were up 65%, compared to up 45% for the Index. Seven of the top ten contributors to performance came from this sector. Capital One Financial4 (up 105%), the top contributor, was the largest holding at the end of the period, representing 7.06% of net assets. Other contributors included Wells Fargo (up 112%), DNB ASA (up 68%), DBS Group Holdings (up 53%) Berkshire Hathaway (up 36%), Danske Bank (up 46%), and AIA Group (up 35%).
Applied Materials (up 125%), an Information Technology sector holding, was a top contributor to performance. This sector was also a boost to the Fund as its holdings outperformed those of the Index (up 66%, versus up 29%).
The Fund’s holdings in the Communication Services sector were a significant boost to performance. The Fund’s holdings outperformed those of the Index (up 45%, compared to up 28%). Alphabet (up 49%) and IAC/InterActiveCorp (up 110%) were both among the top contributors.
The Fund’s U.S. holdings significantly outperformed its foreign holdings (up 59%, compared to up 19%).
Detractors from Performance
The only sector position that realized a negative return for the period was the Fund’s Health Care holdings (down 3%, compared to up 18%). Viatris (down 22%), a global pharmaceutical company, was a new purchase during the period.
The Fund’s Consumer Discretionary holdings significantly underperformed those of the Index (up 1%, compared to up 24%). The Fund was also hindered by its large weighting in this sector (average weighting of 29% of net assets). Alibaba (down 24%), New Oriental Education & Technology (down 5%), and JD.com (down 5%) were all among the top detractors.
The Fund also suffered because of its large weighting in repurchase agreements during the strong market. The Fund started the period with approximately 4% of net assets in repurchase agreements, but was able to deploy most of those net assets with less than 1% at the end of the period.

The only other security in the Fund that had a negative return during the period was iQIYI (down 4%) from the Communication Services sector. iQIYI, a Chinese online video platform, is a new holding that was recently purchased.

Compared to the Index, the Fund was hindered because it had no holdings in two of the three strongest performing sectors, Energy and Materials.

The Fund’s Chinese holdings represented the largest foreign country position (an average weighting of 24% during the period). These securities as a group were down 2% during the period.

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2021, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment made at NAV on January 11, 2017

$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
MSCI ACWI®
DWLD - NAV
DWLD
$18,825
MSCI
ACWI®
$17,735
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21

Average Annual Total Return for periods ended April 30, 2021

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	62.49%	15.84%	0.62%	0.62%
DWLD - Market Price	62.70%	15.80%	0.62%	0.62%
MSCI ACWI®	45.75%	14.25%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2021

	1-Year	Since Fund’s Inception (01/11/17)
DWLD - Net Asset Value (NAV)	74.91%	14.73%
DWLD - Market Price	75.86%	14.84%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview
Davis Select International ETF’s net asset value and market price returns1 (17.94% and 18.27%, respectively) underperformed the 27.40% return for the Morgan Stanley Capital International All Country World Index ex USA (the “Index”) for the six-month period ended April 30, 2021 (the “period”). It was a strong market with each sector2 in the Index realizing positive returns for the period. The sectors within the Index that reported the strongest performance were Energy (up 45%), Financials (up 40%), and Information Technology (up 40%). The sectors within the Index that reported the weakest, but still positive, performance were Health Care (up 13%), Consumer Staples (up 15%), and Utilities (up 17%).
Detractors from Performance
The Fund’s largest sector position was in Consumer Discretionary companies. These holdings were the top detractor3 from the Fund’s performance on both an absolute basis and relative to the Index. The Fund’s holdings underperformed those of the Index (down 2%, compared to up 18%) and the Fund was significantly overweight in this sector (average weighting of 33%, versus 14%). During the period, only five holdings realized a negative return and three of them came from this sector. Alibaba4 (down 24%), a top holding representing 5.79% of net assets at the end of the period, was the top detractor. Other top detractors included New Oriental Education & Technology (down 5%) and JD.com (down 5%).
iQIYI, a Chinese online video platform from the Communication Services sector, was down 40% and was among the top detractors.
In the strong market, the Fund’s position in repurchase agreements was a hindrance. The Fund had an average weighting of 14% of net assets in repurchase agreements. While the Fund began the period with 17% of net assets in repurchase agreements, it reduced this position considerably, ending the period with only 5% of net assets.
When looking at the portfolio makeup by country, China was the only country that realized a negative return. In total, the Chinese holdings were down 2% during the period. The Fund ended the period with 35% of net assets in Chinese securities.
Contributors to Performance
Seven of the top ten contributors during the period were from the Financials sector. This position was the top contributor to performance on both an absolute and relative basis. The Fund’s holdings outperformed those of the Index (up 51%, versus up 40%) and the Fund was also overweight in this high performing sector (31%, compared to 18%). DNB ASA (up 68%), DBS Group Holdings (up 53%), Bank of N.T. Butterfield (up 52%), Danske Bank (up 46%), Julius Baer (up 48%), AIA Group (up 35%), and Noah Holdings (up 67%) were all among the top contributors.
Other contributors during the period included Tokyo Electron (up 67%) from the Information Technology sector, and Schneider Electric (up 32%) and Ferguson (up 32%), both from the Industrials sector. The Fund’s holdings in the Industrials sector outperformed those of the Index (up 36%, compared to up 29% for the Index). The Fund also benefited, when compared to the Index, as it had no holdings in the weaker performing Utilities and Consumer Staples sectors.

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2021, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment made at NAV on March 1, 2018

$15,000
$13,000
$11,000
$9,000
$7,000
MSCI ACWI® ex USA
DINT - NAV
DINT
$12,687
MSCI
ACWI®
ex USA
$12,350
03/01/18
04/30/18
04/30/19
04/30/20
04/30/21

Average Annual Total Return for periods ended April 30, 2021

Fund & Benchmark Index	1-Year	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	49.14%	7.81%	0.63%	0.63%
DINT - Market Price	50.29%	7.90%	0.63%	0.63%
MSCI ACWI® ex USA	42.98%	6.89%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2021

	1-Year	Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	59.97%	7.30%
DINT - Market Price	60.82%	7.51%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	April 30, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/21 Net Assets)		(% of 04/30/21 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	80.53%	Diversified Financials	26.56%	5.06%
Common Stock (Foreign)	15.92%	Banks	19.84%	4.44%
Short-Term Investments	3.31%	Media & Entertainment	15.96%	9.61%
Other Assets & Liabilities	0.24%	Retailing	14.35%	7.34%
	100.00%	Information Technology	5.78%	26.69%
		Insurance	4.93%	1.96%
		Health Care	4.88%	12.78%
		Consumer Services	4.57%	2.15%
		Capital Goods	3.13%	5.88%
		Food, Beverage & Tobacco	–	3.06%
		Materials	–	2.70%
		Other	–	18.33%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/21 Net Assets)

Capital One Financial Corp.	Consumer Finance	11.63%
Alphabet Inc., Class C	Media & Entertainment	10.85%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	7.56%
Amazon.com, Inc.	Retailing	7.56%
Wells Fargo & Co.	Banks	6.02%
Facebook, Inc., Class A	Media & Entertainment	4.54%
Alibaba Group Holding Ltd., ADR	Retailing	4.53%
New Oriental Education & Technology Group, Inc., ADR	Consumer Services	4.41%
U.S. Bancorp	Banks	3.96%
American Express Co.	Consumer Finance	3.82%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	April 30, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/21 Net Assets)		(% of 04/30/21 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	81.57%	Banks	44.26%	38.74%
Common Stock (Foreign)	16.86%	Insurance	17.59%	17.09%
Short-Term Investments	1.87%	Consumer Finance	17.36%	5.61%
Other Assets & Liabilities	(0.30)%	Capital Markets	12.65%	25.62%
	100.00%	Diversified Financial Services	6.15%	12.94%
		Thrifts & Mortgage Finance	1.99%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/21 Net Assets)

Capital One Financial Corp.	Consumer Finance	11.38%
U.S. Bancorp	Banks	7.52%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	6.05%
American Express Co.	Consumer Finance	5.71%
Wells Fargo & Co.	Banks	5.71%
PNC Financial Services Group, Inc.	Banks	4.87%
Bank of America Corp.	Banks	4.72%
Chubb Ltd.	Property & Casualty Insurance	4.68%
JPMorgan Chase & Co.	Banks	4.45%
Markel Corp.	Property & Casualty Insurance	4.38%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	April 30, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/21 Net Assets)		(% of 04/30/21 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	52.20%	Banks	21.87%	7.03%
Common Stock (U.S.)	47.22%	Retailing	20.46%	6.27%
Short-Term Investments	0.74%	Media & Entertainment	16.77%	7.39%
Other Assets & Liabilities	(0.16)%	Diversified Financials	14.24%	4.17%
	100.00%	Information Technology	10.51%	21.42%
		Consumer Services	8.41%	1.80%
		Insurance	3.70%	3.13%
		Health Care	3.54%	11.32%
		Capital Goods	0.50%	6.65%
		Materials	–	5.08%
		Food, Beverage & Tobacco	–	3.80%
		Energy	–	3.25%
		Other	–	18.69%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/21 Stock Holdings)		(% of Fund’s 04/30/21 Net Assets)

United States	47.50%	Capital One Financial Corp.	7.06%
China	24.39%	Alphabet Inc., Class C	6.69%
Singapore	5.06%	Wells Fargo & Co.	5.94%
Denmark	4.55%	New Oriental Education & Technology Group, Inc., ADR	5.14%
Norway	4.48%	DBS Group Holdings Ltd.	5.03%
Hong Kong	3.70%	Alibaba Group Holding Ltd., ADR	4.62%
South Africa	3.70%	Danske Bank A/S	4.53%
South Korea	2.89%	DNB ASA	4.46%
Switzerland	1.93%	Facebook, Inc., Class A	4.22%
Bermuda	1.56%	Berkshire Hathaway Inc., Class B	4.17%
United Kingdom	0.24%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	April 30, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/21 Net Assets)		(% of 04/30/21 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	94.73%	Banks	22.48%	11.16%
Short-Term Investments	5.28%	Retailing	21.66%	4.96%
Other Assets & Liabilities	(0.01)%	Information Technology	11.44%	12.85%
	100.00%	Capital Goods	10.90%	8.00%
		Consumer Services	10.56%	1.49%
		Diversified Financials	6.65%	3.17%
		Media & Entertainment	5.35%	3.94%
		Insurance	4.98%	4.53%
		Consumer Durables & Apparel	3.12%	3.53%
		Health Care	2.86%	8.95%
		Materials	–	8.48%
		Food, Beverage & Tobacco	–	4.88%
		Other	–	24.06%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/21 Stock Holdings)		(% of Fund’s 04/30/21 Net Assets)

China	37.37%	New Oriental Education & Technology Group, Inc., ADR	6.67%
South Korea	8.07%	Meituan, Class B	6.30%
Switzerland	7.94%	Alibaba Group Holding Ltd., ADR	5.79%
Singapore	5.89%	DBS Group Holdings Ltd.	5.58%
Bermuda	5.52%	Bank of N.T. Butterfield & Son Ltd.	5.23%
Norway	5.46%	DNB ASA	5.17%
Denmark	5.34%	Danske Bank A/S	5.06%
Hong Kong	4.98%	Julius Baer Group Ltd.	4.81%
France	4.94%	AIA Group Ltd.	4.72%
United Kingdom	4.82%	Samsung Electronics Co., Ltd.	4.69%
Japan	4.20%
South Africa	4.07%
Germany	1.40%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended April 30, 2021.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher. For additional information visit the Funds’ website at www.davisetfs.com.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/01/20)	(04/30/21)	(11/01/20-04/30/21)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.61%**)
Actual	$1,000.00	$1,410.42	$3.65
Hypothetical	$1,000.00	$1,021.77	$3.06
Davis Select Financial ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,575.83	$4.02
Hypothetical	$1,000.00	$1,021.67	$3.16
Davis Select Worldwide ETF
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$1,350.79	$3.61
Hypothetical	$1,000.00	$1,021.72	$3.11
Davis Select International ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,179.40	$3.40
Hypothetical	$1,000.00	$1,021.67	$3.16

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	April 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.45%)
COMMUNICATION SERVICES – (15.39%)
Media & Entertainment – (15.39%)
Alphabet Inc., Class C *	17,501	$42,179,510
Facebook, Inc., Class A *	54,254	17,636,890
	Total Communication Services	59,816,400
CONSUMER DISCRETIONARY – (18.25%)
Consumer Services – (4.41%)
New Oriental Education & Technology Group, Inc., ADR (China)*	1,123,410	17,143,237
Retailing – (13.84%)
Alibaba Group Holding Ltd., ADR (China)*	76,269	17,614,325
Amazon.com, Inc. *	8,471	29,372,515
Naspers Ltd. - N (South Africa)	20,608	4,704,081
Vroom, Inc. *	45,738	2,116,297
		53,807,218
	Total Consumer Discretionary	70,950,455
FINANCIALS – (49.51%)
Banks – (19.13%)
Bank of America Corp.	183,940	7,455,088
Danske Bank A/S (Denmark)	244,813	4,672,321
DBS Group Holdings Ltd. (Singapore)	433,960	9,753,706
JPMorgan Chase & Co.	88,998	13,688,782
U.S. Bancorp	259,144	15,380,196
Wells Fargo & Co.	519,476	23,402,394
		74,352,487
Diversified Financials – (25.62%)
Capital Markets – (2.61%)
Bank of New York Mellon Corp.	203,734	10,162,252
Consumer Finance – (15.45%)
American Express Co.	96,775	14,840,447
Capital One Financial Corp.	303,178	45,197,776
		60,038,223
Diversified Financial Services – (7.56%)
Berkshire Hathaway Inc., Class B *	106,840	29,375,658
		99,576,133
Insurance – (4.76%)
Life & Health Insurance – (2.06%)
AIA Group Ltd. (Hong Kong)	627,820	7,993,486
Property & Casualty Insurance – (2.70%)
Markel Corp. *	8,910	10,481,902
		18,475,388
	Total Financials	192,404,008
HEALTH CARE – (4.71%)
Health Care Equipment & Services – (2.98%)
Cigna Corp.	12,790	3,184,838
Quest Diagnostics Inc.	63,668	8,396,536
		11,581,374

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	April 30, 2021 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (1.73%)
	Viatris Inc.	505,268	$6,720,064
		Total Health Care	18,301,438
INDUSTRIALS – (3.02%)
Capital Goods – (3.02%)
	Carrier Global Corp.	177,684	7,743,469
	Raytheon Technologies Corp.	47,808	3,979,538
		Total Industrials	11,723,007
INFORMATION TECHNOLOGY – (5.57%)
Semiconductors & Semiconductor Equipment – (5.57%)
	Applied Materials, Inc.	89,506	11,878,341
	Intel Corp.	169,974	9,778,604
		Total Information Technology	21,656,945
	TOTAL COMMON STOCK – (Identified cost $236,263,549)		374,852,253
SHORT-TERM INVESTMENTS – (3.31%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $10,221,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/15/21-03/20/71, total market value $10,425,420)	$10,221,000	10,221,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $2,636,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 05/01/36-04/01/51, total market value $2,688,720)	2,636,000	2,636,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,857,000)		12,857,000
	Total Investments – (99.76%) – (Identified cost $249,120,549)		387,709,253
	Other Assets Less Liabilities – (0.24%)		936,556
		Net Assets – (100.00%)	$388,645,809

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	April 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.43%)
FINANCIALS – (98.43%)
Banks – (45.52%)
Banks – (43.56%)
Bank of America Corp.	242,840	$9,842,305
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	139,031	5,452,796
Danske Bank A/S (Denmark)	366,992	7,004,140
DBS Group Holdings Ltd. (Singapore)	292,303	6,569,816
DNB ASA (Norway)	338,017	7,270,776
JPMorgan Chase & Co.	60,337	9,280,434
M&T Bank Corp.	23,951	3,776,833
Metro Bank PLC (United Kingdom)*	327,860	522,973
PNC Financial Services Group, Inc.	54,227	10,137,738
Truist Financial Corp.	56,354	3,342,356
U.S. Bancorp	264,105	15,674,632
Wells Fargo & Co.	264,074	11,896,534
		90,771,333
Thrifts & Mortgage Finance – (1.96%)
Rocket Companies, Inc., Class A *	181,900	4,083,655
		94,854,988
Diversified Financials – (35.60%)
Capital Markets – (12.46%)
Bank of New York Mellon Corp.	170,149	8,487,032
Charles Schwab Corp.	100,091	7,046,407
Julius Baer Group Ltd. (Switzerland)	131,929	8,309,396
State Street Corp.	25,138	2,110,335
		25,953,170
Consumer Finance – (17.09%)
American Express Co.	77,643	11,906,554
Capital One Financial Corp.	159,037	23,709,236
		35,615,790
Diversified Financial Services – (6.05%)
Berkshire Hathaway Inc., Class B *	45,847	12,605,633
		74,174,593
Insurance – (17.31%)
Property & Casualty Insurance – (12.97%)
Chubb Ltd.	56,856	9,755,921
Loews Corp.	146,219	8,151,709
Markel Corp. *	7,759	9,127,843
		27,035,473
Reinsurance – (4.34%)
Alleghany Corp. *	8,761	5,948,456
Everest Re Group, Ltd.	7,422	2,055,523
Greenlight Capital Re, Ltd., Class A *	112,644	1,039,704
		9,043,683
		36,079,156
	Total Financials	205,108,737
TOTAL COMMON STOCK – (Identified cost $155,416,225)		205,108,737

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	April 30, 2021 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.87%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $3,097,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/15/21-03/20/71, total market value $3,158,940)	$3,097,000	$3,097,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $799,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-2.50%, 04/01/41-01/01/51, total market value $814,980)	799,000	799,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,896,000)		3,896,000
	Total Investments – (100.30%) – (Identified cost $159,312,225)		209,004,737
	Liabilities Less Other Assets – (0.30%)		(631,948)
		Net Assets – (100.00%)	$208,372,789

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	April 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.42%)
COMMUNICATION SERVICES – (16.67%)
Media & Entertainment – (16.67%)
Alphabet Inc., Class C *	11,719	$28,244,196
Baidu, Inc., Class A, ADR (China)*	8,981	1,888,974
Facebook, Inc., Class A *	54,779	17,807,557
IAC/InterActiveCorp *	38,120	9,662,277
iQIYI, Inc., Class A, ADR (China)*	291,577	4,289,098
Kuaishou Technology, Class B (China)*	4,200	142,203
Liberty Media Corp., Liberty Formula One, Series A *	80,249	3,323,914
Liberty Media Corp., Liberty Formula One, Series C *	106,714	5,009,155
	Total Communication Services	70,367,374
CONSUMER DISCRETIONARY – (28.70%)
Consumer Services – (8.36%)
New Oriental Education & Technology Group, Inc., ADR (China)*	1,421,270	21,688,580
TAL Education Group, Class A, ADR (China)*	238,394	13,576,539
		35,265,119
Retailing – (20.34%)
Alibaba Group Holding Ltd., ADR (China)*	84,362	19,483,404
Amazon.com, Inc. *	3,829	13,276,751
JD.com, Inc., Class A, ADR (China)*	185,388	14,341,616
Meituan, Class B (China)*	360,540	13,831,665
Naspers Ltd. - N (South Africa)	68,035	15,529,994
Quotient Technology Inc. *	285,868	4,671,083
Vroom, Inc. *	101,643	4,703,022
		85,837,535
	Total Consumer Discretionary	121,102,654
FINANCIALS – (39.58%)
Banks – (21.74%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	167,360	6,563,859
Danske Bank A/S (Denmark)	1,001,093	19,106,126
DBS Group Holdings Ltd. (Singapore)	943,636	21,209,207
DNB ASA (Norway)	874,360	18,807,563
Metro Bank PLC (United Kingdom)*	617,053	984,269
Wells Fargo & Co.	556,885	25,087,669
		91,758,693
Diversified Financials – (14.16%)
Capital Markets – (2.93%)
Julius Baer Group Ltd. (Switzerland)	128,834	8,114,461
Noah Holdings Ltd., Class A, ADS (China)*	96,392	4,246,068
		12,360,529
Consumer Finance – (7.06%)
Capital One Financial Corp.	199,967	29,811,080
Diversified Financial Services – (4.17%)
Berkshire Hathaway Inc., Class B *	63,964	17,586,902
		59,758,511

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	April 30, 2021 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (3.68%)
	Life & Health Insurance – (3.68%)
	AIA Group Ltd. (Hong Kong)	1,219,990	$15,533,071
		Total Financials	167,050,275
HEALTH CARE – (3.52%)
Health Care Equipment & Services – (1.27%)
	Cigna Corp.	21,488	5,350,727
Pharmaceuticals, Biotechnology & Life Sciences – (2.25%)
	Viatris Inc.	713,388	9,488,060
		Total Health Care	14,838,787
INDUSTRIALS – (0.50%)
Capital Goods – (0.50%)
	Carrier Global Corp.	48,324	2,105,960
		Total Industrials	2,105,960
INFORMATION TECHNOLOGY – (10.45%)
Semiconductors & Semiconductor Equipment – (5.48%)
	Applied Materials, Inc.	92,652	12,295,847
	Intel Corp.	188,676	10,854,530
			23,150,377
Technology Hardware & Equipment – (4.97%)
	Hollysys Automation Technologies Ltd. (China)	652,087	8,842,300
	Samsung Electronics Co., Ltd. (South Korea)	165,420	12,120,043
			20,962,343
		Total Information Technology	44,112,720
	TOTAL COMMON STOCK – (Identified cost $298,772,563)		419,577,770
SHORT-TERM INVESTMENTS – (0.74%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $2,477,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/15/21-03/20/71, total market value $2,526,540)	$2,477,000	2,477,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $639,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.50%, 05/01/36-04/01/51, total market value $651,780)	639,000	639,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,116,000)		3,116,000
	Total Investments – (100.16%) – (Identified cost $301,888,563)		422,693,770
	Liabilities Less Other Assets – (0.16%)		(667,548)
	Net Assets – (100.00%)		$422,026,222

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	April 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.73%)
COMMUNICATION SERVICES – (5.07%)
Media & Entertainment – (5.07%)
Baidu, Inc., Class A, ADR (China)*	39,306	$8,267,231
iQIYI, Inc., Class A, ADR (China)*	495,164	7,283,862
Kuaishou Technology, Class B (China)*	3,480	117,826
	Total Communication Services	15,668,919
CONSUMER DISCRETIONARY – (33.48%)
Consumer Durables & Apparel – (2.96%)
Fila Holdings Corp. (South Korea)	223,165	9,148,491
Consumer Services – (10.00%)
New Oriental Education & Technology Group, Inc., ADR (China)*	1,351,510	20,624,043
TAL Education Group, Class A, ADR (China)*	181,060	10,311,367
		30,935,410
Retailing – (20.52%)
Alibaba Group Holding Ltd., ADR (China)*	77,568	17,914,329
JD.com, Inc., Class A, ADR (China)*	148,635	11,498,404
Meituan, Class B (China)*	507,870	19,483,796
Naspers Ltd. - N (South Africa)	52,268	11,930,944
Trip.com Group Ltd., ADR (China)*	67,370	2,632,820
		63,460,293
	Total Consumer Discretionary	103,544,194
FINANCIALS – (32.31%)
Banks – (21.29%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	412,053	16,160,719
Danske Bank A/S (Denmark)	820,151	15,652,800
DBS Group Holdings Ltd. (Singapore)	767,490	17,250,142
DNB ASA (Norway)	743,403	15,990,666
Metro Bank PLC (United Kingdom)*	494,793	789,250
		65,843,577
Diversified Financials – (6.30%)
Capital Markets – (6.30%)
Julius Baer Group Ltd. (Switzerland)	236,004	14,864,440
Noah Holdings Ltd., Class A, ADS (China)*	104,722	4,613,004
		19,477,444
Insurance – (4.72%)
Life & Health Insurance – (4.72%)
AIA Group Ltd. (Hong Kong)	1,146,490	14,597,259
	Total Financials	99,918,280
HEALTH CARE – (2.71%)
Pharmaceuticals, Biotechnology & Life Sciences – (2.71%)
Novartis AG, ADR (Switzerland)	44,776	3,816,706
Roche Holding AG - Genusschein (Switzerland)	14,024	4,569,989
	Total Health Care	8,386,695
INDUSTRIALS – (10.32%)
Capital Goods – (10.32%)
Brenntag SE (Germany)	45,580	4,092,355
Ferguson PLC (United Kingdom)	105,809	13,344,361

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	April 30, 2021 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	Schneider Electric SE (France)	90,509	$14,474,493
		Total Industrials	31,911,209
INFORMATION TECHNOLOGY – (10.84%)
Semiconductors & Semiconductor Equipment – (3.98%)
	Tokyo Electron Ltd. (Japan)	27,800	12,291,115
Technology Hardware & Equipment – (6.86%)
	Hollysys Automation Technologies Ltd. (China)	496,344	6,730,425
	Samsung Electronics Co., Ltd. (South Korea)	197,764	14,489,833
			21,220,258
		Total Information Technology	33,511,373
	TOTAL COMMON STOCK – (Identified cost $215,174,808)		292,940,670
SHORT-TERM INVESTMENTS – (5.28%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $12,985,011 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/15/21-03/20/71, total market value $13,244,700)	$12,985,000	12,985,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $3,350,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.50%, 09/01/31-04/01/51, total market value $3,417,000)	3,350,000	3,350,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,335,000)		16,335,000
	Total Investments – (100.01%) – (Identified cost $231,509,808)		309,275,670
	Liabilities Less Other Assets – (0.01%)		(38,916)
	Net Assets – (100.00%)		$309,236,754

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At April 30, 2021 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$387,709,253	$209,004,737	$422,693,770	$309,275,670
Cash	143	765	660,752	908
Receivables:
Capital stock sold	–	–	1,138,327	–
Dividends and interest	194,265	348,665	366,296	786,631
Investment securities sold	970,993	–	–	–
Prepaid expenses	4,926	2,491	5,218	4,290
Total assets	388,879,580	209,356,658	424,864,363	310,067,499
LIABILITIES:
Payables:
Investment securities purchased	–	849,091	2,567,055	602,027
Accrued accounting, custodian, and transfer agent fees	45,900	27,370	64,907	69,200
Accrued investment advisory fees	170,833	90,546	188,714	142,243
Other accrued expenses	17,038	16,862	17,465	17,275
Total liabilities	233,771	983,869	2,838,141	830,745
NET ASSETS	$388,645,809	$208,372,789	$422,026,222	$309,236,754
SHARES OUTSTANDING	10,950,000	6,950,000	11,900,000	12,750,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$35.49	$29.98	$35.46	$24.25
NET ASSETS CONSIST OF:
Paid-in capital	$242,449,666	$158,996,234	$303,498,763	$233,049,288
Distributable earnings	146,196,143	49,376,555	118,527,459	76,187,466
Net Assets	$388,645,809	$208,372,789	$422,026,222	$309,236,754
*Including:
Cost of investments	$249,120,549	$159,312,225	$301,888,563	$231,509,808

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the six months ended April 30, 2021 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$1,666,976	$1,934,901	$2,441,032	$2,761,889
Interest	3,856	1,588	5,309	14,904
Total income	1,670,832	1,936,489	2,446,341	2,776,793
Expenses:
Investment advisory fees (Note 3)	901,033	458,527	990,519	793,728
Accounting, custodian, and transfer agent fees	54,007	32,214	71,304	76,410
Audit fees	8,798	8,798	8,798	8,798
Legal fees	5,910	2,895	6,485	5,450
Reports to shareholders	5,571	3,581	7,633	4,717
Trustees’ fees and expenses	8,512	4,969	9,023	7,692
Registration and filing fees	1,600	1,225	3,194	3,550
Miscellaneous	12,370	9,779	14,989	14,164
Total expenses	997,801	521,988	1,111,945	914,509
Net investment income	673,031	1,414,501	1,334,396	1,862,284
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	13,216,046	3,218,355	18,346,278	535,249
In-kind redemptions	1,986,077	–	–	–
Foreign currency transactions	(9,822)	(1,074)	(26,133)	(70,291)
Net realized gain	15,192,301	3,217,281	18,320,145	464,958
Net change in unrealized appreciation (depreciation)	95,177,648	68,167,208	82,611,912	40,542,858
Net realized and unrealized gain on investments and foreign currency transactions	110,369,949	71,384,489	100,932,057	41,007,816
Net increase in net assets resulting from operations	$111,042,980	$72,798,990	$102,266,453	$42,870,100
*Net of foreign taxes withheld of	$12,789	$114,663	$285,555	$343,999

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the six months ended April 30, 2021 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$673,031	$1,414,501	$1,334,396	$1,862,284
Net realized gain from investments, in-kind redemptions, and foreign currency transactions	15,192,301	3,217,281	18,320,145	464,958
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	95,177,648	68,167,208	82,611,912	40,542,858
Net increase in net assets resulting from operations	111,042,980	72,798,990	102,266,453	42,870,100
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(1,579,400)	(2,255,500)	(825,000)	(764,800)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,600,482	12,333,228	36,331,161	36,924,869
Cost of shares redeemed	(4,537,560)	–	–	(5,926,483)
Net increase in net assets resulting from capital share transactions	11,062,922	12,333,228	36,331,161	30,998,386
Total increase in net assets	120,526,502	82,876,718	137,772,614	73,103,686
NET ASSETS:
Beginning of period	268,119,307	125,496,071	284,253,608	236,133,068
End of period	$388,645,809	$208,372,789	$422,026,222	$309,236,754
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,600,000	6,500,000	10,800,000	11,450,000
Shares sold	500,000	450,000	1,100,000	1,550,000
Shares redeemed	(150,000)	–	–	(250,000)
Shares outstanding, end of period	10,950,000	6,950,000	11,900,000	12,750,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2020

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,434,275	$2,264,270	$728,217	$490,783
Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	(5,945,131)	(4,391,667)	(6,621,217)	1,574,694
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	19,609,141	(25,398,700)	43,471,287	34,283,561
Net increase (decrease) in net assets resulting from operations	15,098,285	(27,526,097)	37,578,287	36,349,038
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(2,436,000)	(3,948,300)	(5,500,500)	(3,675,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,242,954	24,782,087	35,461,833	78,235,251
Cost of shares redeemed	(1,326,793)	(12,664,005)	(8,484,889)	(8,384,760)
Net increase in net assets resulting from capital share transactions	48,916,161	12,118,082	26,976,944	69,850,491
Total increase (decrease) in net assets	61,578,446	(19,356,315)	59,054,731	102,524,529
NET ASSETS:
Beginning of year	206,540,861	144,852,386	225,198,877	133,608,539
End of year	$268,119,307	$125,496,071	$284,253,608	$236,133,068
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	8,400,000	5,950,000	9,550,000	7,450,000
Shares sold	2,250,000	1,200,000	1,600,000	4,600,000
Shares redeemed	(50,000)	(650,000)	(350,000)	(600,000)
Shares outstanding, end of year	10,600,000	6,500,000	10,800,000	11,450,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
April 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Funds cannot ensure that the investment objective of any of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2021 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$59,816,400	$–	$70,367,374	$15,668,919
Consumer Discretionary	70,950,455	–	121,102,654	103,544,194
Financials	192,404,008	205,108,737	167,050,275	99,918,280
Health Care	18,301,438	–	14,838,787	8,386,695
Industrials	11,723,007	–	2,105,960	31,911,209
Information Technology	21,656,945	–	44,112,720	33,511,373
Total Level 1	374,852,253	205,108,737	419,577,770	292,940,670
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	12,857,000	3,896,000	3,116,000	16,335,000
Total Level 2	12,857,000	3,896,000	3,116,000	16,335,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$387,709,253	$209,004,737	$422,693,770	$309,275,670

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2021, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017 (Davis Select International ETF, 2018).

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2020, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Character
Short-term	$–	$936,978	$3,952,092	$–
Long-term	6,715,366	3,231,522	14,203,917	1,179,582
Total	$6,715,366	$4,168,500	$18,156,009	$1,179,582

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At April 30, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Unrealized appreciation	$138,952,620	$50,740,894	$126,909,151	$80,003,808
Unrealized depreciation	(1,615,372)	(1,522,127)	(9,312,355)	(4,625,559)
Net unrealized appreciation	$137,337,248	$49,218,767	$117,596,796	$75,378,249

Aggregate cost	$250,372,005	$159,785,970	$305,096,974	$233,897,421

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the six months ended April 30, 2021 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$31,081,322	$9,294,774	$73,971,868	$47,638,278
Proceeds from sales	35,480,461	8,757,486	46,912,990	7,531,668

The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the six months ended April 30, 2021 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$13,400,668	$8,394,681	$21,487,870	$18,543,788
Proceeds from in-kind redemptions	4,407,167	–	–	–

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2021 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2021, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	International ETF
30%	29%	30%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2022. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date without the consent of the Board of Trustees. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

NOTE 4 - CAPITAL STOCK

As of April 30, 2021, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2021 (Unaudited)

NOTE 5 - CORONAVIRUS (COVID-19) PANDEMIC

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2021[e]	$25.29	$0.06	$10.29	$10.35
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Period from January 11, 2017[g] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Six months ended April 30, 2021[e]	$19.31	$0.21	$10.81	$11.02
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Period from January 11, 2017[g] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Six months ended April 30, 2021[e]	$26.32	$0.12	$9.10	$9.22
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Period from January 11, 2017[g] to October 31, 2017	$20.15	$0.04	$4.91	$4.95
Davis Select International ETF:
Six months ended April 30, 2021[e]	$20.62	$0.15	$3.54	$3.69
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67
Period from March 1, 2018[g] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.15)	$–	$(0.15)	$35.49	41.04%	$35.58	41.58%	$388,646	0.61%[f]	0.61%[f]	0.41%[f]	10%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%
$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%
$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%
$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%[f]	0.60%[f]	0.75%[f]	6%

$(0.35)	$–	$(0.35)	$29.98	57.58%	$30.02	57.92%	$208,373	0.63%[f]	0.63%[f]	1.70%[f]	5%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%
$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%
$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%[h]	$150,692	0.64%	0.64%	1.22%	20%
$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%[f]	0.65%[f]	0.81%[f]	13%

$(0.08)	$–	$(0.08)	$35.46	35.08%	$35.41	34.90%	$422,026	0.62%[f]	0.62%[f]	0.74%[f]	13%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%
$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%
$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%
$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%[f]	0.65%[f]	0.19%[f]	14%

$(0.06)	$–	$(0.06)	$24.25	17.94%	$24.32	18.27%	$309,237	0.63%[f]	0.63%[f]	1.29%[f]	3%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%
$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%
$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[f]	0.75%[f]	1.05%[f]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

[g]	Commencement of investment operations is the date the initial creation units were established.

[h]	Down less than 0.005%.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	Director, Davis Funds SICAV.

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Chief Operating Officer, Davis Selected Advisers, L.P.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the 1940 Act.

Officers

Christopher C. Davis (born 07/13/65, Officer of Davis Fundamental ETF Trust since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Officer of Davis Fundamental ETF Trust since 2016). Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Officer of Davis Fundamental ETF Trust since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Jeffrey M. Pittman (born 03/03/72, Officer of Davis Fundamental ETF Trust since 2021). Assistant Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios) and Davis Funds (consisting of 13 portfolios); Assistant Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Randi J. Roessler (born 06/26/81, Officer of Davis Fundamental ETF Trust since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Trustees has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 25, 2021

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: June 25, 2021